Borrowings (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule of Short Term Bank Borrowings and Current Installments of Long Term Debt [Table Text Block]
Short-term borrowings and current instalments of long-term debt consist of the following:

	Year ended December 31,
	2017	2018
	RMB	RMB	US$

Guaranteed by bank deposits	30,000	30,000	4,363
Guaranteed by related parties	4,508,449	4,625,600	672,766
Guaranteed by property, plant and equipment	1,567,107	1,562,186	227,211
Guaranteed by third parties	34,000	-	-
Unsecured loans	312,466	353,466	51,409
Subtotal of short-term borrowings*	6,452,022	6,571,252	995,749
Current portion of long-term debts (note 9(b))*	2,197,985	2,357,324	342,859
Current portion of medium-term notes (note (10))	1,757,000	1,757,000	255,545
Total short-term borrowings and current portion of long-term debt	10,407,007	10,685,576	1,554,153

*Short-term borrowings and current portion of long-term debts consist of the following:

	Year ended December 31,
	2017	2018
	RMB	RMB	US$
Short-term borrowings:
No breach of loan covenants or no triggering cross default	2,361,418	2,356,796	342,782
In breach of loan covenants or triggering cross default with no waivers from banks	4,090,604	4,214,456	612,967
	6,452,022	6,571,252	955,749

Current portion of long-term debts
No breach of loan covenants or no triggering cross default	105,980	158,135	23,000
In breach of loan covenants and no waiver received from banks	2,052,538	2,096,927	304,985
In breach of loan covenants with waivers received from banks	39,467	102,262	14,874
	2,197,985	2,357,324	342,859

Schedule of Long-term Debt Instruments [Table Text Block]
	Year ended December 31,
	2017	2018
	RMB	RMB	US$
Long-term debt and medium-term notes:
Secured loans from China Development Bank	2,887,345	2,961,839	430,782
Guaranteed by related parties	29,000	-	-
Secured by multiple assets	201,932	192,342	27,975
Medium-term notes (note (10))	1,757,000	1,757,000	255,545
	4,875,277	4,911,181	714,302
Less: current portion	(3,954,985)	(4,114,324)	(598,404)
Total long-term debt and medium-term notes	920,292	796,857	115,898

As of December 31, 2017 and 2018, long-term debts that were in breach and no breach of loan covenants as following:

	Year ended December 31,
	2017	2018
	RMB	RMB	US$
Long-term debt:
In breach of loan covenants with waivers from banks	641,005	604,785	87,962
No breach of loan covenants	279,287	192,072	27,936
Total long-term debt	920,292	796,857	115,898

Schedule of Maturities of Long-term Debt [Table Text Block]
According to the repayment schedules agreed with the banks, future principal payments under the above long-term borrowings as of December 31, 2018 are as follows

Year ended December 31,	RMB	US$
2019	4,114,324	598,404
2020	254,126	36,961
2021	267,876	38,961
2022	268,724	39,084
2023	2,028	295
Thereafter	4,103	597
Total	4,911,181	714,302